Called up share capital (Narrative) (Details) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£) £ / shares shares	Jun. 30, 2019 € / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018 GBP (£) shares
Ordinary share capital [member]
Par value per share | £ / shares	£ 1
Number of shares issued	2,342,000,000			2,342,000,000
Increase (decrease) in number of shares outstanding	0
Preference share capital [member]
Called up share capital | £	£ 6			£ 6
Increase (decrease) in number of shares outstanding	0
Sterling 1 Preference Shares [member]
Par value per share | £ / shares	£ 1
Number of shares issued	1,000			1,000
Euro Preference Shares [member]
Par value per share | € / shares		€ 100
Number of shares issued	31,856			31,856
US Dollar Preference Shares $100 [member]
Par value per share | $ / shares			$ 100
Number of shares issued	58,133			58,133